Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Defined Benefit Plans Amounts Included in Consolidated Balance Sheets	The amounts included in the consolidated balance sheets arising from the Group’s obligation in respect of its defined benefit plans excluding those for executive managers were as follows:

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Present value of the defined benefit obligation	$12,159,145	$11,424,860	$411,855
Fair value of the plan assets	(5,962,305)	(5,863,264)	(211,365)

Present value of unfunded defined benefit obligation	6,196,840	5,561,596	200,490
Recorded under other payables	(102,367)	(67,524)	(2,434)
Recorded under other non-current assets	26,306	—	—

Net defined benefit liabilit ies	$6,120,779	$5,494,072	$198,056

Summary of Movements in Net Defined Benefit Liability (Asset)
Movements in net defined benefit liabilit
ies
 were as follows:

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilit ies (Asset s )
	NT$	NT$	NT$

Balance at January 1, 2019	$10,297,139	$(5,492,123)	$4,805,016

Service cost
Current service cost	211,226	—	211,226
Net interest expense (income)	151,635	(97,387)	54,248

Recognized in profit or loss	362,861	(97,387)	265,474

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(104,516)	(104,516)
Actuarial (gain) loss
Changes in financial assumptions	398,732	—	398,732
Experience adjustments	70,374	—	70,374
Changes in demographic assumptions	(2,329)	—	(2,329)

Recognized in other comprehensive income	466,777	(104,516)	362,261

Contributions from the employer	—	(514,617)	(514,617)
Benefits paid from
the pension fund	(393,897)	393,897	—
the Group	(21,439)	—	(21,439)
Business combinations	62,857	(28,380)	34,477
Exchange differences on foreign plans	(105,724)	100,948	(4,776)

Balance at December 31, 2019	10,668,574	(5,742,178)	4,926,396

Service cost
Current service cost	193,693	—	193,693
Past service cost and gain on settlements	(25,891)	—	(25,891)
Net interest expense (income)	119,314	(81,114)	38,200

Recognized in profit or loss	287,116	(81,114)	206,002

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(109,616)	(109,616)
Actuarial (gain) loss
Changes in financial assumptions	465,433	—	465,433
Experience adjustments	281,661	—	281,661
Changes in demographic assumptions	(36,627)	—	(36,627)

Recognized in other comprehensive income	710,467	(109,616)	600,851

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilit ies (Asset s )
	NT$	NT$	NT$

Contributions from the employer	$—	$(620,433)	$(620,433)
Benefits paid from
the pension fund	(552,430)	603,137	50,707
the Group	(14,520)	—	(14,520)
Assets extinguished on settlement	—	11,910	11,910
Business combinations	1,018,480	—	1,018,480
Exchange differences on foreign plans	41,458	(24,011)	17,447

Balance at December 31, 2020	12,159,145	(5,962,305)	6,196,840

Service cost
Current service cost	173,307	—	173,307
Past service cost and gain on settlements	(10,284)	—	(10,284)
Net interest expense (income)	78,501	(59,761)	18,740

Recognized in profit or loss	241,524	(59,761)	181,763

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(42,636)	(42,636)
Actuarial (gain) loss
Changes in financial assumptions	(418,542)	—	(418,542)
Experience adjustments	242,896	—	242,896
Changes in demographic assumptions	160,156	—	160,156

Recognized in other comprehensive income	(15,490)	(42,636)	(58,126)

Contributions from the employer	—	(542,584)	(542,584)
Benefits paid from
the pension fund	(556,419)	562,442	6,023
the Group	(80,603)	—	(80,603)
Business combinations	46,291	—	46,291
Exchange differences on foreign plans	(369,588)	181,580	(188,008)

Balance at December 31, 2021	$11,424,860	$(5,863,264)	$5,561,596

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilit ies (Asset s )
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2021	$438,325	$(214,935)	$223,390

Service cost
Current service cost	6,248	—	6,248
Past service cost and gain on settlements	(371)	—	(371)
Net interest expense (income)	2,830	(2,154)	676

Recognized in profit or loss	8,707	(2,154)	6,553

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(1,537)	(1,537)
Actuarial (gain) loss
Changes in financial assumptions	(15,088)	—	(15,088)
Experience adjustments	8,756	—	8,756
Changes in demographic assumptions	5,773	—	5,773

Recognized in other comprehensive income	(559)	(1,537)	(2,096)

Contributions from the employer	—	(19,560)	(19,560)
Benefits paid from
the pension fund	(20,058)	20,275	217
the Group	(2,906)	—	(2,906)
Business combinations	1,669	—	1,669
Exchange differences on foreign plans	(13,323)	6,546	(6,777)

Balance at December 31, 2021	$411,855	$(211,365)	$200,490

Summary of Fair Value of the Plan Assets by Major Categories	The fair value of the plan assets by major categories at each balance sheet date was as follows:

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Cash	$2,236,340	$2,267,223	$81,731
Equity instruments	2,459,708	2,334,180	84,145
Debt instruments	1,092,115	1,039,412	37,470
Others	174,142	222,449	8,019

Total	$5,962,305	$5,863,264	$211,365

Summary of Key Assumptions Used for the Actuarial Valuations	Except the pension plans for executive managers, the key assumptions used for the actuarial valuations were as follow:

	December 31
	2020	2021

Discount rates (%)	0.00-2.77	0.05-3.31
Expected rates of salary increase (%)	1.00-4.06	1.00-4.02

Summary of Sensitivity Analysis on Defined Obligations

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Discount rate
0.5% higher	$(617,803)	$(548,265)	$(19,764)

0.5% lower	$600,451	$593,980	$21,412

Expected rates of salary increase
0.5% higher	$611,217	$538,689	$19,419

0.5% lower	$(565,555)	$(503,700)	$(18,158)

Summary of Maturity Analysis of Undiscounted Pension Benefit	Maturity analysis of undiscounted pension benefit

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

No later than 1 year	$498,092	$561,812	$20,253
Later than 1 year but not later than 5 years	2,553,522	2,593,560	93,495
Later than 5 years	12,325,576	12,600,192	454,225

	$15,377,190	$15,755,564	$567,973